Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Deferred Tax Assets And Liabilities
	December 31,
	2021	2020
Provision (benefit) at statutory rate	$(816,000)	$(305,000)
Permanent differences	-	1,000
Temporary differences	206,000	79,000
Change in valuation allowance	610,000	225,000
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$4,357,000	$4,328,270
Other assets	248,000	217,000
Deferred tax assets	4,605,000	4,545,270

Deferred tax liabilities:	-	-
Net deferred tax assets	4,605,000	4,545,270
Valuation allowance	(4,605,000)	(4,545,270)